BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 35.0%
Brazil - 4.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	26,055,000	BRL	$5,185,792
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	150,890,000	BRL	30,242,525

Total Brazil					35,428,317

China - 2.9%
China Government Bond	3.810%	9/14/50	135,050,000	CNH	22,167,991

Colombia - 3.6%
Colombian TES, Bonds	6.000%	4/28/28	107,670,000,000	COP	26,877,036
Indonesia - 6.7%
Indonesia Treasury Bond	9.000%	3/15/29	264,000,000,000	IDR	21,439,927
Indonesia Treasury Bond	8.375%	3/15/34	183,000,000,000	IDR	14,296,456
Indonesia Treasury Bond	7.500%	6/15/35	123,200,000,000	IDR	8,965,808
Indonesia Treasury Bond	8.750%	2/15/44	78,300,000,000	IDR	6,295,975

Total Indonesia					50,998,166

Mexico - 6.4%
Mexican Bonos, Bonds	8.000%	11/7/47	532,700,000	MXN	27,826,037
Mexican Bonos, Senior Notes	8.500%	11/18/38	374,100,000	MXN	20,572,768

Total Mexico					48,398,805

South Africa - 4.9%
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	649,540,000	ZAR	37,335,387

South Korea - 5.8%
Korea Treasury Bond	1.500%	12/10/30	51,600,000,000	KRW	43,438,186

TOTAL SOVEREIGN BONDS (Cost - $274,170,753)					264,643,888

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 26.4%
U.S. Government Obligations - 26.4%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.105%	7/31/22	5,090,000		5,092,594	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.105%	10/31/22	37,035,000		37,057,502	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.049%)	0.099%	1/31/23	157,820,000		157,914,649	(a)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $199,985,342)					200,064,745

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 23.0%
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 2.0%
General Motors Co., Senior Notes	6.250%	10/2/43	2,905,000	$4,057,669
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.200%)	1.235%	11/17/23	11,140,000	11,339,128	(a)

TOTAL CONSUMER DISCRETIONARY				15,396,797

ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Apache Corp., Senior Notes	4.750%	4/15/43	4,955,000	5,104,814
Apache Corp., Senior Notes	4.250%	1/15/44	940,000	923,456
Apache Corp., Senior Notes	5.350%	7/1/49	535,000	565,254
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	5,015,000	5,617,308
Hess Corp., Senior Notes	5.800%	4/1/47	1,810,000	2,365,612
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	13,475,000	12,064,707
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	12,715,000	12,374,874

TOTAL ENERGY				39,016,025

FINANCIALS - 12.8%
Banks - 6.4%
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.726%	3/10/23	16,735,000	16,883,187	(a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.550%)	0.597%	9/15/23	15,985,000	16,116,695	(a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.850%	3/17/23	15,405,000	15,565,329	(a)

Total Banks				48,565,211

Capital Markets - 2.5%
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	0.900%	2/23/23	18,620,000	18,786,529	(a)

Consumer Finance - 1.0%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	0.776%	11/5/21	7,365,000	7,370,892	(a)

Insurance - 2.9%
Athene Global Funding, Senior Secured Notes (SOFR + 0.700%)	0.739%	5/24/24	12,130,000	12,193,339	(a)(b)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	0.620%	1/13/23	9,870,000	9,937,652	(a)(b)

Total Insurance				22,130,991

TOTAL FINANCIALS				96,853,623

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 2.5%
Aerospace & Defense - 1.3%
Boeing Co., Senior Notes	5.805%	5/1/50	3,440,000		$4,700,099
Boeing Co., Senior Notes	3.950%	8/1/59	2,040,000		2,120,669
Boeing Co., Senior Notes	5.930%	5/1/60	2,350,000		3,257,074

Total Aerospace & Defense					10,077,842

Machinery - 1.2%
Caterpillar Financial Services Corp., Senior
Notes (SOFR + 0.150%)	0.185%	11/17/22	9,175,000		9,178,939	(a)

TOTAL INDUSTRIALS					19,256,781

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Jabil Inc., Senior Notes	3.000%	1/15/31	3,335,000		3,454,434

TOTAL CORPORATE BONDS & NOTES (Cost - $166,584,626)					173,977,660

COLLATERALIZED MORTGAGE OBLIGATIONS (c) - 9.6%
Angel Oak Mortgage Trust, 2019-6 A1	2.620%	11/25/59	3,426,123		3,445,251	(a)(b)
Angel Oak Mortgage Trust I LLC, 2019-2 A1	3.628%	3/25/49	1,575,997		1,595,378	(a)(b)
Benchmark Mortgage Trust, 2020-B16 A5	2.732%	2/15/53	11,560,000		12,410,603
Commercial Mortgage Trust, 2017-COR2 A3	3.510%	9/10/50	11,925,000		13,313,220
Commercial Mortgage Trust, 2017-PANW D	3.935%	10/10/29	4,900,000		5,080,991	(a)(b)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.073%	5/15/36	5,365,000		5,384,105	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K087 A2	3.771%	12/25/28	12,130,000		14,199,453
IM Pastor Fondo de Titulizacion de Activos, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	2,756,379	EUR	3,052,774	(a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 A3	3.276%	11/15/52	8,755,000		9,567,709
Residential Mortgage Loan Trust, 2019-3 A1	2.633%	9/25/59	4,896,376		4,962,155	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $70,800,995)					73,011,639

ASSET-BACKED SECURITIES - 1.9%
Towd Point Mortgage Trust, 2018-3 A2	3.875%	5/25/58	2,545,000		2,792,054	(a)(b)
Towd Point Mortgage Trust, 2018-5 A1	3.250%	7/25/58	11,059,897		11,456,051	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $13,879,936)					14,248,105

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 0.5%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
DISH Network Corp., Senior Notes (Cost - $3,739,719)	3.375%	8/15/26	3,550,000	$3,647,625

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $729,161,371)				729,593,662

			SHARES
SHORT-TERM INVESTMENTS - 2.1%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $15,596,090)	0.010%		15,596,090	15,596,090	(e)

TOTAL INVESTMENTS - 98.5% (Cost - $744,757,461)				745,189,752
Other Assets in Excess of Liabilities - 1.5%				11,252,514

TOTAL NET ASSETS - 100.0%				$756,442,266

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $15,596,090 and the cost was $15,596,090 (Note 2).

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
IDR	— Indonesian Rupiah
KRW	— South Korean Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

At July 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	224	9/21	$42,674,650	$44,695,000	$(2,020,350)

At July 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PEN	27,800,000	USD	7,255,455	HSBC Securities Inc.	8/5/21	$(410,645)
PEN	29,800,000	USD	7,669,738	HSBC Securities Inc.	8/5/21	(332,496)
PEN	30,800,000	USD	7,973,697	HSBC Securities Inc.	8/5/21	(390,239)
PEN	57,900,000	USD	15,345,065	HSBC Securities Inc.	8/5/21	(1,089,148)
USD	35,972,461	PEN	146,300,000	HSBC Securities Inc.	8/5/21	(48,967)
THB	86,100,000	USD	2,756,082	HSBC Securities Inc.	8/6/21	(136,592)
RUB	3,376,000,000	USD	44,908,547	Citibank N.A.	8/12/21	1,146,090
USD	14,877,860	RUB	1,124,000,000	Citibank N.A.	8/12/21	(455,496)
MXN	126,900,000	USD	6,291,553	Citibank N.A.	8/13/21	71,501
MXN	299,400,000	USD	15,011,808	Citibank N.A.	8/13/21	787
USD	14,479,090	MXN	291,800,000	Citibank N.A.	8/13/21	(152,424)
USD	5,239,215	MXN	104,700,000	Goldman Sachs Group Inc.	8/13/21	(10,680)
USD	10,086,929	MXN	202,100,000	Goldman Sachs Group Inc.	8/13/21	(46,823)
THB	79,500,000	USD	2,545,222	HSBC Securities Inc.	8/13/21	(126,626)
USD	18,212,784	MXN	366,800,000	HSBC Securities Inc.	8/13/21	(179,400)
USD	22,202,697	MXN	449,800,000	JPMorgan Chase & Co.	8/13/21	(351,295)
USD	3,495,995	ZAR	48,400,000	Goldman Sachs Group Inc.	8/17/21	199,864
USD	6,619,316	CNY	42,870,000	HSBC Securities Inc.	8/17/21	(13,203)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,885,559	CNY	44,710,000	HSBC Securities Inc.	8/17/21	$(31,631)
USD	7,196,556	CNY	46,810,000	HSBC Securities Inc.	8/17/21	(45,530)
USD	36,899,244	ZAR	532,600,000	HSBC Securities Inc.	8/17/21	628,181
JPY	1,637,000,000	USD	14,956,738	Citibank N.A.	8/24/21	(32,178)
AUD	49,260,000	USD	36,451,907	Goldman Sachs Group Inc.	8/25/21	(297,469)
AUD	29,030,000	USD	22,508,991	HSBC Securities Inc.	8/25/21	(1,202,386)
USD	22,968,602	AUD	30,020,000	JPMorgan Chase & Co.	8/25/21	935,386
USD	37,258,068	AUD	48,270,000	Morgan Stanley & Co. Inc.	8/25/21	1,830,242
TRY	132,900,000	USD	14,836,729	JPMorgan Chase & Co.	9/8/21	618,061
USD	81,215,550	CHF	72,640,000	Goldman Sachs Group Inc.	9/14/21	932,328
USD	37,649,554	CHF	34,080,000	HSBC Securities Inc.	9/14/21	(16,363)
CHF	37,150,000	USD	40,353,678	Morgan Stanley & Co. Inc.	9/14/21	705,265
CLP	11,270,000,000	USD	15,330,622	HSBC Securities Inc.	10/1/21	(506,027)
CLP	12,430,000,000	USD	16,715,729	HSBC Securities Inc.	10/1/21	(365,267)
CLP	21,090,000,000	USD	29,260,618	HSBC Securities Inc.	10/1/21	(1,518,764)
THB	66,800,000	USD	2,049,080	HSBC Securities Inc.	10/7/21	(17,349)
PLN	137,700,000	USD	35,860,776	Citibank N.A.	10/13/21	(109,202)
BRL	13,370,000	USD	2,552,111	HSBC Securities Inc.	10/20/21	(13,431)
USD	8,026,088	BRL	42,580,000	HSBC Securities Inc.	10/20/21	(58,953)
USD	54,344,815	EUR	45,970,000	Citibank N.A.	10/26/21	(281,702)
PLN	96,590,000	USD	24,865,811	Citibank N.A.	10/27/21	213,068
PLN	146,060,000	USD	37,654,520	Citibank N.A.	10/27/21	268,879
USD	51,469,298	IDR	756,470,000,000	JPMorgan Chase & Co.	10/28/21	(478,924)
USD	26,879,482	COP	104,580,000,000	JPMorgan Chase & Co.	10/29/21	38,449
USD	41,123,605	KRW	47,360,000,000	Citibank N.A.	11/1/21	4,424
NOK	262,900,000	USD	30,113,340	HSBC Securities Inc.	11/2/21	(358,858)
PEN	146,300,000	USD	35,988,832	HSBC Securities Inc.	11/5/21	30,839

Total						$(1,454,704)

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$264,643,888	—	$264,643,888
U.S. Government & Agency Obligations	—	200,064,745	—	200,064,745
Corporate Bonds & Notes	—	173,977,660	—	173,977,660
Collateralized Mortgage Obligations	—	73,011,639	—	73,011,639
Asset-Backed Securities	—	14,248,105	—	14,248,105
Convertible Bonds & Notes	—	3,647,625	—	3,647,625

Total Long-Term Investments	—	729,593,662	—	729,593,662

Short-Term Investments†	$15,596,090	—	—	15,596,090

Total Investments	$15,596,090	$729,593,662	—	$745,189,752

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$7,623,364	—	$7,623,364

Total	$15,596,090	$737,217,026	—	$752,813,116

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	Significant UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$2,020,350	—	—	$2,020,350
Forward Foreign Currency
Contracts††	—	$9,078,068	—	9,078,068

Total	$2,020,350	$9,078,068	—	$11,098,418

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2021. The following transactions were effected in such company for the period ended July 31, 2021.

10

Notes to Schedule of Investments (unaudited) (cont’d)

	Affiliate Value at October 31, 2020	Purchased		Sold		Realized	Interest	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at July 31,
		Cost	Shares	Cost	Shares	Gain (Loss)	Income	(Depreciation)	2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$89,694,925	89,694,925	$74,098,835	74,098,835	—	$294	—	$15,596,090

11